Financial risk management (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of amount receivable	Amounts receivable consist of:
	June 30,	December 31,
	2025	2024

Trade receivables	$679	$3,265
Other miscellaneous receivables	90	102

	$769	$3,367

Trade receivables by geography consist of:	Trade receivables by geography consist of:
	June 30,	December 31,
	2025	2024

United States	$152	$154
Europe	527	338
Asia/Pacific	-	2,773

	$679	$3,265

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	June 30,	December 31,
	2025	2024

Current	$347	$3,236
31-60 days	109	29
61-90 days	218	-
Over 91 days	5	-

	$679	$3,265